Corporate information (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	May 07, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Additional payment to shareholders	R$ 1,000
Faculdade Masterclass Ltda [Member]
IfrsStatementLineItems [Line Items]
Acquired percenatge	100.00%
Acquired purchase price		The aggregate purchase price is R$100,000. The price and payment conditions are: (i) R$60,000, net of the estimated Net Debt, paid in cash on May 7, 2025 and presented in “Acquisition of assets and subsidiaries, net of cash acquired” in the consolidated statement of cash flows; and (ii) R$40,000 payable in three equal annual installments adjusted by 100% of the Brazilian interbank interest rate (“CDI”) - see Note 22. FUNIC’s installments are not contingent consideration and therefore are not included in the fair value disclosure in Note 2.3(b). The time value on the deferred installments is recognized as finance expense using the effective interest rate method.